Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006409 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.33%
C000006409 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000006409 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000006409 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.35%
C000006409 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000006409 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000006409 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006409 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000006409 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006409 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000006409 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006409 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000006409 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006411 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.33%
C000006411 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000006411 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000006411 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.35%
C000006411 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000006411 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000006411 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006411 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000006411 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006411 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000006411 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006411 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000006411 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000135925 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.33%
C000135925 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000135925 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000135925 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.35%
C000135925 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000135925 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000135925 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000135925 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000135925 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000135925 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000135925 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000135925 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000135925 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000006412 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000006412 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000006412 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000006412 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000006412 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000006412 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000006412 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000006412 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006412 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000006412 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000006412 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000006412 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.44%
C000006412 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006412 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000006412 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000006412 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006412 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.36%
C000006412 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000006412 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006412 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000006414 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000006414 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000006414 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000006414 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000006414 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000006414 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000006414 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000006414 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000006414 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000006414 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000006414 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000006414 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.44%
C000006414 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006414 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000006414 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000006414 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000006414 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.36%
C000006414 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000006414 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000006414 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000074152 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000074152 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000074152 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.89%
C000074152 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000074152 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000074152 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000074152 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074152 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000074152 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000074152 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000074152 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.67%
C000074152 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.44%
C000074152 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074152 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.47%
C000074152 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000074152 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074152 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.36%
C000074152 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000074152 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074152 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000006415 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000006415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	85.44%
C000006415 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006415 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006415 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000006415 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.44%
C000006415 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006415 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000006415 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000006415 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000006415 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000006415 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006415 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000006415 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006417 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000006417 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	85.44%
C000006417 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006417 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000006417 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000006417 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.44%
C000006417 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006417 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000006417 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000006417 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000006417 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000006417 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006417 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000006417 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000135926 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.01%
C000135926 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	85.44%
C000135926 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000135926 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000135926 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000135926 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.44%
C000135926 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000135926 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000135926 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000135926 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000135926 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%
C000135926 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000135926 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000135926 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000006418 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000006418 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000006418 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	81.65%
C000006418 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
C000006418 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000006418 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006418 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006418 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
C000006418 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006418 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000006418 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000006418 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000006418 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006420 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000006420 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000006420 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	81.65%
C000006420 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
C000006420 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000006420 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006420 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006420 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
C000006420 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006420 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000006420 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000006420 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000006420 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000135927 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.26%
C000135927 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135927 [Member] | IDAHO
Holdings [Line Items]
Percent of Net Asset Value	81.65%
C000135927 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
C000135927 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000135927 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000135927 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000135927 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
C000135927 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000135927 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000135927 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000135927 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000135927 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006421 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000006421 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	84.17%
C000006421 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000006421 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000006421 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006421 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000006421 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006421 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006421 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.74%
C000006421 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000006421 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000006421 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000006421 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000006421 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000006423 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000006423 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	84.17%
C000006423 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000006423 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000006423 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000006423 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000006423 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000006423 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000006423 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.74%
C000006423 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000006423 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000006423 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000006423 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000006423 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
C000135928 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000135928 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	84.17%
C000135928 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000135928 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000135928 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000135928 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.89%
C000135928 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135928 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000135928 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.74%
C000135928 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000135928 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000135928 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000135928 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000135928 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%